Related party transactions	6 Months Ended
Jun. 30, 2021
Related party transactions
Related party transactions

13. Related party transactions

UK Government

The UK Government and bodies controlled or jointly controlled by the UK Government and bodies over which it has significant influence are related parties of NatWest Group.

NatWest Group’s other transactions with the UK Government include the payment of taxes, principally UK corporation tax and value added tax; national insurance contributions; local authority rates; and regulatory fees and levies (including the bank levy and FSCS levies).

Bank of England facilities

In the ordinary course of business, NatWest Group may from time to time access market-wide facilities provided by the Bank of England.

Other related parties

(a)In their roles as providers of finance, NatWest Group companies provide development and other types of capital support to businesses. In some instances, the investment may extend to ownership or control over 20% or more of the voting rights of the investee company. However, these investments are not considered to give rise to transactions of a materiality requiring disclosure under IAS 24.

(b)NatWest Group recharges The NatWest Group Pension Fund with the cost of administration services incurred by it. The amounts involved are not material to NatWest Group.

Full details of NatWest Group’s related party transactions for the year ended 31 December 2020 are included in NatWest Group plc’s 2020 Annual Report on Form 20-F.